Disclosure of Detailed Information About Share Capital (Details) (Parenthetical) - shares shares in Thousands	Jul. 31, 2021	Jan. 31, 2021
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	909,704,497	446,582,604